Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Short-Term Bank Loans

	Interest rates and final maturity	2018	2019
RMB denominated bank loans	Fixed interest rates ranging from 2.15% to 3.92% (2018: 2.35% to 4.77%) per annum with maturity through 2020 (2018: maturity through 2019)	15,085	5,564